SEGMENT INFORMATION - MAJOR DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,449,225	$ 1,412,262	$ 1,707,286
Supplies	109,769	72,276	66,427
Employee benefits expenses	1,102,668	1,060,408	1,301,031
Amortization and depreciation	(133,228)	(120,920)	(140,782)
Asset impairments and Other	(1,977)		(30,909)
Changes in trade provisions	296	(5,293)	(3,730)
Other Operating Income (expense)	10,538	5,574	4,539
OPERATING PROFIT	12,507	40,327	12,645
Net finance expense	(100,999)	(82,428)	(57,120)
Income tax	4,459	4,779	36,218
EBITDA	145,735	161,247	153,426
Capital expenditure	101,494	35,874	66,252
Property Plant Equipment Goodwill And Intangibles	420,926	438,387	578,400
Allocated assets	1,107,776	1,176,123	1,304,611
Allocated liabilities	1,120,651	1,056,447	1,097,591
Profit (loss)	(92,951)	(46,880)	(80,693)
Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	464,184	450,564	607,139
Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	112
Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	985,041	961,698	1,100,147
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	250,085	234,662	232,809
Supplies	(48,830)	(27,464)	(18,028)
Employee benefits expenses	(164,267)	(172,950)	(186,830)
Asset impairments and Other	0		0
Changes in trade provisions	(583)	(305)	0
Other Operating Income (expense)	(9,785)	(18,593)	(10,964)
EBITDA	26,620	15,349	16,987
Capital expenditure	7,745	3,234	3,312
Property Plant Equipment Goodwill And Intangibles	36,877	47,759	48,712
Allocated assets	360,689	400,010	388,416
Allocated liabilities	133,057	153,405	139,834
EMEA [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	120,964	120,798	134,241
EMEA [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
EMEA [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	129,121	113,864	98,568
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	633,925	582,038	660,114
Supplies	(11,497)	(11,902)	(13,680)
Employee benefits expenses	(493,246)	(451,801)	(509,963)
Asset impairments and Other	(1,977)		(30,909)
Changes in trade provisions	(280)	(1,665)	(2,376)
Other Operating Income (expense)	(67,416)	(64,072)	(72,452)
EBITDA	59,509	52,598	30,734
Capital expenditure	33,338	8,931	22,370
Property Plant Equipment Goodwill And Intangibles	149,891	150,100	186,111
Allocated assets	551,671	545,587	557,822
Allocated liabilities	346,894	309,118	294,227
Americas [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	203,828	195,804	245,909
Americas [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,595	5,101	10,921
Americas [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	427,502	381,133	403,282
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	568,782	609,395	827,308
Supplies	(51,928)	(36,302)	(39,241)
Employee benefits expenses	(435,506)	(430,417)	(599,954)
Asset impairments and Other	0		0
Changes in trade provisions	1,159	(3,323)	(1,355)
Other Operating Income (expense)	(35,815)	(61,139)	(89,877)
EBITDA	46,692	78,214	96,881
Capital expenditure	60,408	23,699	40,570
Property Plant Equipment Goodwill And Intangibles	233,877	240,032	342,954
Allocated assets	534,144	539,222	711,563
Allocated liabilities	483,271	451,376	577,009
BRAZIL [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	139,392	133,962	226,989
BRAZIL [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	972	8,732	2,022
BRAZIL [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	428,418	466,701	598,297
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(3,567)	(13,833)	(12,945)
Supplies	2,486	3,392	4,522
Employee benefits expenses	(9,649)	(5,240)	(4,284)
Asset impairments and Other	0		0
Changes in trade provisions	0	0	0
Other Operating Income (expense)	23,644	30,767	21,530
EBITDA	12,914	(15,086)	8,824
Capital expenditure	3	(10)	0
Property Plant Equipment Goodwill And Intangibles	281	496	623
Allocated assets	(326,315)	(308,696)	(353,190)
Allocated liabilities	149,759	(142,548)	86,521
Other and eliminations | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Other and eliminations | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	(3,567)	(13,833)	(12,945)
Other and eliminations | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	112
Other and eliminations | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(2,664)	(5,831)	(8,475)
Other and eliminations | BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 972	$ 8,732	$ 2,022